Shareholders’ Equity - Schedule of MTIP and DSUP Activity (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PUs, RUs, and DSUs (number of units)
Balance, beginning of year (units)	9,908,154	564,549
Acquired (units)	0	5,291,621
Converted to cash (units)		(5,291,621)
Granted (units)	674,971	9,502,347
Vested and paid out (units)	(677,667)	(148,154)
Exercised (units)	(113,668)
Forfeited (units)	(3,377,962)	(66,522)
Units in lieu of dividends (units)	71,003	55,934
Outstanding, end of year (units)	6,484,831	9,908,154